BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Airbus SE ........................ 1,823 $ 157,143
BAE Systems plc ................... 5,599 49,195
Boeing Co. (The)
(a)
.................. 2,897 350,769
Dassault Aviation SA ................ 289 32,880
General Dynamics Corp. .............. 1,121 237,843
HEICO Corp. ..................... 378 54,424
HEICO Corp., Class A ................ 266 30,489
Howmet Aerospace, Inc. .............. 411 12,712
Huntington Ingalls Industries, Inc. ........ 310 68,665
Kongsberg Gruppen ASA ............. 1,798 54,565
L3Harris Technologies, Inc. ............ 991 205,959
Lockheed Martin Corp. ............... 1,135 438,439
Northrop Grumman Corp. ............. 741 348,507
Raytheon Technologies Corp. .......... 6,323 517,601
Rheinmetall AG .................... 162 24,943
Safran SA ........................ 847 77,068
Textron, Inc. ...................... 1,206 70,262
Thales SA ........................ 200 22,039
TransDigm Group, Inc. ............... 263 138,028
2,891,531
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(b)
......... 1,407 135,508
Deutsche Post AG (Registered) ......... 1,755 52,895
DSV A/S ......................... 317 37,136
Expeditors International of Washington, Inc. . 1,772 156,485
FedEx Corp. ...................... 1,529 227,011
United Parcel Service, Inc., Class B ...... 3,802 614,175
1,223,210
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 356 13,937
American Airlines Group, Inc. ........... 1,829 22,021
Delta Air Lines, Inc. ................. 2,947 82,693
Qantas Airways Ltd. ................. 4,277 13,725
Southwest Airlines Co. ............... 3,778 116,514
United Airlines Holdings, Inc. ........... 915 29,765
278,655
Auto Components — 0.1%
Aptiv plc
(a)
........................ 1,062 83,059
Cie Generale des Etablissements Michelin SCA 2,184 48,934
Denso Corp. ...................... 800 36,579
168,572
Automobiles — 2.3%
Bayerische Motoren Werke AG ......... 1,938 131,353
Ferrari NV ....................... 585 108,334
Ford Motor Co. .................... 15,959 178,741
General Motors Co. ................. 6,311 202,520
Honda Motor Co. Ltd. ................ 3,500 75,970
Lucid Group, Inc.
(a)
.................. 4,006 55,964
Mercedes-Benz Group AG ............. 2,948 149,072
Renault SA
(a)
...................... 933 25,243
Rivian Automotive, Inc., Class A
(a)
........ 2,076 68,321
Stellantis NV ...................... 8,679 102,520
Suzuki Motor Corp. ................. 1,000 31,130
Tesla, Inc.
(a)
....................... 9,166 2,431,282
Toyota Motor Corp. ................. 26,600 347,674
Volkswagen AG .................... 91 14,830
Volvo Car AB, Class B
(a)
.............. 4,021 17,448
3,940,402
Security
Shares
Shares Value
Banks — 3.3%
Australia & New Zealand Banking Group Ltd. 9,843 $ 144,090
Banco Bilbao Vizcaya Argentaria SA ...... 9,538 42,786
Banco Santander SA ................ 24,996 58,163
Bank of America Corp. ............... 20,198 609,980
Barclays plc ...................... 35,430 56,374
BNP Paribas SA ................... 2,400 101,374
BOC Hong Kong Holdings Ltd. .......... 9,000 29,931
CaixaBank SA ..................... 5,721 18,427
Citigroup, Inc. ..................... 4,935 205,641
Citizens Financial Group, Inc. .......... 974 33,467
Comerica, Inc. ..................... 369 26,236
Commonwealth Bank of Australia ........ 4,908 285,523
Credit Agricole SA .................. 2,332 18,931
Danske Bank A/S ................... 1,158 14,413
DBS Group Holdings Ltd. ............. 7,300 168,874
DNB Bank ASA .................... 10,532 167,122
Fifth Third Bancorp ................. 1,960 62,642
FinecoBank Banca Fineco SpA ......... 3,109 38,398
First Republic Bank ................. 549 71,672
Hang Seng Bank Ltd. ................ 2,500 37,981
HSBC Holdings plc ................. 50,555 261,767
Huntington Bancshares, Inc. ........... 3,756 49,504
ING Groep NV ..................... 8,287 71,007
Intesa Sanpaolo SpA ................ 20,665 34,160
Japan Post Bank Co. Ltd. ............. 2,100 14,679
JPMorgan Chase & Co. .............. 8,421 879,994
KBC Group NV .................... 423 20,073
KeyCorp ......................... 2,343 37,535
M&T Bank Corp.
(b)
.................. 600 105,792
Mitsubishi UFJ Financial Group, Inc. ...... 25,600 115,971
Mizuho Financial Group, Inc. ........... 5,150 55,747
National Australia Bank Ltd. ............ 10,224 189,304
NatWest Group plc .................. 20,127 50,131
Nordea Bank Abp .................. 7,078 60,575
Oversea-Chinese Banking Corp. Ltd. ..... 7,500 61,454
PNC Financial Services Group, Inc. (The) .. 1,223 182,741
Regions Financial Corp. .............. 3,009 60,391
Signature Bank .................... 180 27,180
Skandinaviska Enskilda Banken AB, Class A 2,165 20,634
Societe Generale SA ................ 925 18,293
Standard Chartered plc ............... 5,978 37,390
Sumitomo Mitsui Financial Group, Inc. ..... 2,800 77,620
SVB Financial Group
(a)
............... 212 71,185
Truist Financial Corp. ................ 2,738 119,213
UniCredit SpA ..................... 3,775 38,218
United Overseas Bank Ltd. ............ 2,600 47,093
US Bancorp ...................... 3,169 127,774
Wells Fargo & Co. .................. 11,693 470,292
Westpac Banking Corp. .............. 9,918 131,215
Zions Bancorp NA .................. 428 21,768
5,650,725
Beverages — 1.3%
Anheuser-Busch InBev SA/NV .......... 2,334 105,722
Asahi Group Holdings Ltd. ............. 800 24,941
Brown-Forman Corp., Class B .......... 519 34,550
Carlsberg A/S, Class B ............... 436 50,984
Coca-Cola Co. (The) ................ 8,499 476,114
Coca-Cola HBC AG ................. 1,780 37,193
Constellation Brands, Inc., Class A ....... 376 86,360
Diageo plc ....................... 6,895 290,235
Heineken Holding NV ................ 893 61,133
Heineken NV ..................... 689 60,171
Ito En Ltd. ........................ 400 16,180
Keurig Dr Pepper, Inc. ............... 985 35,283
Kirin Holdings Co. Ltd. ............... 3,300 50,839

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Beverages (continued)
Monster Beverage Corp.
(a)
............. 573 $ 49,828
PepsiCo, Inc. ..................... 3,727 608,470
Pernod Ricard SA .................. 845 155,019
Remy Cointreau SA ................. 67 11,118
Suntory Beverage & Food Ltd. .......... 400 14,236
Treasury Wine Estates Ltd. ............ 6,392 51,432
2,219,808
Biotechnology — 1.7%
AbbVie, Inc. ...................... 5,622 754,529
Alnylam Pharmaceuticals, Inc.
(a)
......... 165 33,026
Amgen, Inc. ...................... 1,793 404,142
Argenx SE
(a)
...................... 167 59,431
Biogen, Inc.
(a)
..................... 558 148,986
BioMarin Pharmaceutical, Inc.
(a)
......... 129 10,935
CSL Ltd. ......................... 1,400 254,614
Genmab A/S
(a)
..................... 181 58,228
Gilead Sciences, Inc. ................ 4,443 274,089
Horizon Therapeutics plc
(a)
............ 773 47,841
Incyte Corp.
(a)
..................... 685 45,648
Moderna , Inc.
(a)
.................... 1,342 158,692
Regeneron Pharmaceuticals, Inc.
(a)
....... 409 281,748
Seagen , Inc.
(a)
..................... 214 29,282
Swedish Orphan Biovitrum AB
(a)
......... 632 12,215
Vertex Pharmaceuticals, Inc.
(a)
.......... 947 274,194
2,847,600
Building Products — 0.8%
Allegion plc ....................... 729 65,377
AO Smith Corp. .................... 995 48,337
Assa Abloy AB, Class B .............. 3,354 62,841
Carlisle Cos., Inc. .................. 280 78,515
Carrier Global Corp. ................. 4,670 166,065
Daikin Industries Ltd. ................ 500 76,934
Fortune Brands Home & Security, Inc. ..... 609 32,697
Johnson Controls International plc ....... 4,627 227,741
Kingspan Group plc ................. 636 28,655
Lennox International, Inc. ............. 166 36,963
Lixil Corp. ........................ 1,700 24,944
Masco Corp. ...................... 1,174 54,814
Nibe Industrier AB, Class B ............ 2,894 25,815
Owens Corning .................... 658 51,725
ROCKWOOL A/S, Class B ............ 196 30,917
TOTO Ltd. ....................... 1,500 50,090
Trane Technologies plc ............... 1,955 283,104
1,345,534
Capital Markets — 1.7%
3i Group plc ...................... 4,466 53,625
Abrdn plc ........................ 3,688 5,641
Ameriprise Financial, Inc. ............. 98 24,691
Amundi SA
(c)(d)
..................... 567 23,605
ASX Ltd. ........................ 1,673 76,997
Bank of New York Mellon Corp. (The) ..... 856 32,973
Blackstone, Inc., Class A .............. 170 14,229
Cboe Global Markets, Inc. ............. 172 20,188
Charles Schwab Corp. (The) ........... 4,290 308,322
CME Group, Inc. ................... 992 175,713
Deutsche Bank AG (Registered) ......... 3,983 29,490
Deutsche Boerse AG ................ 597 97,864
EQT AB ......................... 875 16,907
Euronext NV
(c)(d)
.................... 371 23,479
FactSet Research Systems, Inc. ......... 106 42,412
Goldman Sachs Group, Inc. (The) ....... 837 245,283
Hargreaves Lansdown plc ............. 2,132 20,418
Hong Kong Exchanges & Clearing Ltd. .... 2,100 71,783
Security
Shares
Shares Value
Capital Markets (continued)
Intercontinental Exchange, Inc. ......... 1,279 $ 115,558
Japan Exchange Group, Inc. ........... 2,300 31,085
Julius Baer Group Ltd. ............... 256 11,172
London Stock Exchange Group plc ....... 858 72,457
Macquarie Group Ltd. ................ 1,330 129,755
MarketAxess Holdings, Inc. ............ 61 13,572
Moody's Corp. ..................... 420 102,106
Morgan Stanley .................... 3,784 298,974
MSCI, Inc. ....................... 180 75,922
Nasdaq, Inc. ...................... 1,038 58,834
Northern Trust Corp. ................. 439 37,561
Partners Group Holding AG ............ 60 48,287
Raymond James Financial, Inc. ......... 500 49,410
S&P Global, Inc. ................... 862 263,212
Schroders plc ..................... 11,423 49,100
St. James's Place plc ................ 1,376 15,670
State Street Corp. .................. 655 39,830
T. Rowe Price Group, Inc. ............. 515 54,080
UBS Group AG (Registered) ........... 5,503 79,837
2,830,042
Chemicals — 0.7%
Air Liquide SA ..................... 1,065 121,728
Akzo Nobel NV .................... 983 55,707
Albemarle Corp. ................... 349 92,290
BASF SE ........................ 2,114 81,132
Clariant AG (Registered)
(a)
............. 1,038 16,581
Croda International plc ............... 752 53,711
DuPont de Nemours, Inc. ............. 940 47,376
Ecolab, Inc. ...................... 1,264 182,547
EMS- Chemie Holding AG (Registered) .... 57 35,981
Evonik Industries AG ................ 1,062 17,786
International Flavors & Fragrances, Inc. .... 484 43,962
Koninklijke DSM NV ................. 264 30,041
Novozymes A/S, Class B .............. 493 24,774
Orica Ltd. ........................ 1,720 14,643
PPG Industries, Inc. ................. 639 70,731
Sherwin-Williams Co. (The) ............ 968 198,198
Shin-Etsu Chemical Co. Ltd. ........... 500 49,478
Symrise AG ...................... 585 57,045
Yara International ASA ............... 1,992 69,909
1,263,620
Commercial Services & Supplies — 0.2%
Cintas Corp. ...................... 303 117,621
Dai Nippon Printing Co. Ltd. ........... 1,100 22,038
Republic Services, Inc. ............... 490 66,660
Secom Co. Ltd. .................... 2,000 114,038
Waste Management, Inc. .............. 647 103,656
424,013
Communications Equipment — 0.0%
Nokia OYJ ....................... 2,687 11,536
Telefonaktiebolaget LM Ericsson, Class B .. 3,660 21,394
32,930
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios
SA .......................... 1,038 23,323
Bouygues SA ..................... 2,844 74,395
Eiffage SA ....................... 1,105 88,613
Obayashi Corp. .................... 8,500 54,553
Quanta Services, Inc.
(b)
............... 190 24,204
Shimizu Corp. ..................... 8,700 42,535
Skanska AB, Class B ................ 3,421 42,577
Taisei Corp. ...................... 2,400 66,561

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Construction & Engineering (continued)
Vinci SA ......................... 2,158 $ 174,497
591,258
Consumer Finance — 0.2%
American Express Co. ............... 1,762 237,711
Capital One Financial Corp. ............ 819 75,487
Discover Financial Services ............ 740 67,281
Synchrony Financial ................. 1,055 29,741
410,220
Distributors — 0.2%
D'ieteren Group .................... 205 28,884
LKQ Corp. ....................... 1,891 89,161
Pool Corp. ....................... 558 177,561
295,606
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,237 1,398,384
Groupe Bruxelles Lambert NV .......... 468 32,730
Industrivarden AB, Class A ............ 606 12,206
Investor AB, Class A ................. 1,943 29,773
Investor AB, Class B ................. 5,977 87,212
M&G plc ......................... 9,749 17,959
ORIX Corp. ....................... 3,200 44,829
1,623,093
Electric Utilities — 2.5%
Acciona SA ....................... 193 33,921
Alliant Energy Corp. ................. 1,450 76,835
American Electric Power Co., Inc. ........ 2,843 245,777
CK Infrastructure Holdings Ltd. .......... 8,500 43,353
CLP Holdings Ltd. .................. 5,000 37,789
Constellation Energy Corp. ............ 2,336 194,332
Duke Energy Corp. ................. 3,266 303,803
Edison International ................. 2,720 153,898
EDP - Energias de Portugal SA ......... 6,537 28,371
Electricite de France SA .............. 2,760 32,009
Elia Group SA/NV .................. 120 14,120
Endesa SA ....................... 4,050 60,829
Enel SpA ........................ 24,953 102,338
Entergy Corp.
(b)
.................... 1,390 139,876
Evergy , Inc. ....................... 1,505 89,397
Eversource Energy ................. 1,872 145,941
Exelon Corp. ...................... 6,286 235,473
FirstEnergy Corp. .................. 3,212 118,844
Iberdrola SA ...................... 18,857 175,826
NextEra Energy, Inc. ................ 11,056 866,901
NRG Energy, Inc.
(b)
.................. 2,222 85,036
Origin Energy Ltd. .................. 7,888 26,172
Orsted A/S
(c)(d)
..................... 545 43,437
PG&E Corp.
(a)
..................... 10,778 134,725
Pinnacle West Capital Corp. ........... 155 9,999
Power Assets Holdings Ltd. ............ 6,000 30,077
PPL Corp. ....................... 6,242 158,235
Southern Co. (The) ................. 3,439 233,852
SSE plc ......................... 7,341 123,960
Terna - Rete Elettrica Nazionale ......... 6,952 42,341
Verbund AG ...................... 293 25,016
Xcel Energy, Inc. ................... 2,682 171,648
4,184,131
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................ 6,191 159,848
Fuji Electric Co. Ltd. ................. 1,100 40,316
Legrand SA ...................... 1,395 90,200
Mitsubishi Electric Corp. .............. 5,500 49,764
Nidec Corp. ...................... 300 16,793
Security
Shares
Shares Value
Electrical Equipment (continued)
Schneider Electric SE ................ 1,729 $ 195,292
Vestas Wind Systems A/S ............. 3,588 66,065
618,278
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A ............. 2,372 158,829
Arrow Electronics, Inc.
(a)
.............. 129 11,893
Azbil Corp. ....................... 1,900 49,528
CDW Corp. ....................... 572 89,278
Halma plc ........................ 1,127 25,349
Hexagon AB, Class B ................ 6,084 56,819
Keyence Corp. .................... 600 198,336
Kyocera Corp. ..................... 400 20,151
Murata Manufacturing Co. Ltd. .......... 1,000 46,027
Omron Corp. ...................... 1,400 64,144
Shimadzu Corp. .................... 900 23,613
TDK Corp. ....................... 1,200 37,044
Teledyne Technologies, Inc.
(a)
........... 95 32,060
Trimble, Inc.
(a)
..................... 305 16,552
Venture Corp. Ltd. .................. 1,700 19,317
Yokogawa Electric Corp. .............. 1,600 25,207
Zebra Technologies Corp., Class A
(a)
...... 101 26,463
900,610
Energy Equipment & Services — 0.2%
Baker Hughes Co. .................. 4,747 99,497
Halliburton Co. .................... 5,267 129,674
Schlumberger NV .................. 4,150 148,985
Tenaris SA ....................... 2,476 32,037
410,193
Entertainment — 1.0%
Activision Blizzard, Inc. ............... 1,973 146,673
AMC Entertainment Holdings, Inc., Class A
(a)(b)
1,964 13,689
Bollore SE ....................... 9,853 45,206
Electronic Arts, Inc. ................. 663 76,716
Liberty Media Corp. -Liberty Formula One,
Class C
(a)
...................... 650 38,025
Live Nation Entertainment, Inc.
(a)
........ 941 71,554
Netflix, Inc.
(a)
...................... 1,852 436,035
Nexon Co. Ltd. .................... 800 14,134
Nintendo Co. Ltd. ................... 3,000 121,003
Sea Ltd., ADR
(a)
.................... 640 35,872
Take-Two Interactive Software, Inc.
(a)
...... 329 35,861
Toho Co. Ltd. ..................... 400 14,545
Ubisoft Entertainment SA
(a)
............ 202 5,551
Universal Music Group NV ............ 1,461 27,365
Walt Disney Co. (The)
(a)
.............. 5,792 546,359
Warner Bros Discovery, Inc.
(a)
.......... 9,986 114,839
1,743,427
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. ...... 433 60,702
American Tower Corp. ............... 1,490 319,903
AvalonBay Communities, Inc. .......... 385 70,913
British Land Co. plc (The) ............. 3,170 12,279
Camden Property Trust ............... 217 25,921
CapitaLand Integrated Commercial Trust ... 13,300 17,692
CapLand Ascendas REIT ............. 19,100 35,628
Covivio ......................... 84 4,047
Crown Castle, Inc. .................. 1,376 198,901
Daiwa House REIT Investment Corp. ..... 11 22,973
Dexus .......................... 7,420 36,911
Digital Realty Trust, Inc. .............. 802 79,542
Duke Realty Corp. .................. 1,477 71,191
Equinix , Inc. ...................... 300 170,652
Equity Residential .................. 1,144 76,900

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust, Inc. ............. 148 $ 35,850
Extra Space Storage, Inc. ............. 516 89,118
Federal Realty Investment Trust ......... 200 18,024
Gecina SA ....................... 208 16,291
GLP J- Reit ....................... 17 18,854
Goodman Group ................... 8,557 86,484
GPT Group (The) ................... 11,022 27,127
Healthpeak Properties, Inc. ............ 922 21,132
Host Hotels & Resorts, Inc. ............ 2,732 43,384
Iron Mountain, Inc.
(b)
................. 961 42,255
Japan Metropolitan Fund Investment Corp. . 12 9,010
Japan Real Estate Investment Corp. ...... 8 33,003
Kimco Realty Corp. ................. 1,710 31,481
Land Securities Group plc ............. 3,084 17,820
Link REIT ........................ 8,100 56,542
Mapletree Pan Asia Commercial Trust ..... 12,900 15,358
Mid-America Apartment Communities, Inc. .. 314 48,692
Mirvac Group ..................... 20,474 25,505
Nippon Building Fund, Inc. ............. 8 35,204
Nippon Prologis REIT, Inc. ............. 3 6,577
Nomura Real Estate Master Fund, Inc. .... 13 14,368
Prologis, Inc. ...................... 2,507 254,711
Public Storage ..................... 560 163,974
Realty Income Corp. ................. 1,803 104,935
Regency Centers Corp. .............. 302 16,263
SBA Communications Corp. ........... 271 77,140
Scentre Group ..................... 21,272 34,756
Segro plc ........................ 3,824 31,907
Simon Property Group, Inc. ............ 942 84,545
Stockland ........................ 19,870 41,584
UDR, Inc. ........................ 568 23,691
Ventas, Inc. ...................... 835 33,542
VICI Properties, Inc. ................. 3,506 104,654
Vicinity Centres .................... 29,430 32,814
Warehouses De Pauw CVA ............ 691 16,971
Welltower , Inc. ..................... 1,135 73,003
Weyerhaeuser Co. .................. 2,473 70,629
3,061,353
Food & Staples Retailing — 1.8%
Aeon Co. Ltd. ..................... 1,700 31,745
Carrefour SA ...................... 1,465 20,318
Coles Group Ltd. ................... 7,567 79,774
Costco Wholesale Corp. .............. 2,437 1,150,922
Endeavour Group Ltd. ............... 4,746 21,329
J Sainsbury plc .................... 8,542 16,542
Jeronimo Martins SGPS SA ............ 4,203 78,274
Kesko OYJ, Class B ................. 1,709 31,885
Kobe Bussan Co. Ltd. ................ 800 19,246
Koninklijke Ahold Delhaize NV .......... 2,806 71,473
Kroger Co. (The) ................... 3,962 173,338
Ocado Group plc
(a)
.................. 1,905 9,886
Seven & i Holdings Co. Ltd. ............ 1,300 52,221
Sysco Corp. ...................... 2,644 186,957
Walgreens Boots Alliance, Inc. .......... 3,756 117,938
Walmart, Inc. ...................... 7,114 922,686
Woolworths Group Ltd. ............... 7,449 161,872
3,146,406
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 828 66,613
Associated British Foods plc ........... 1,009 14,098
Chocoladefabriken Lindt & Spruengli AG ... 3 28,993
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 1 99,586
Conagra Brands, Inc. ................ 954 31,129
Security
Shares
Shares Value
Food Products (continued)
Danone SA ....................... 821 $ 38,821
General Mills, Inc. .................. 1,244 95,303
Hershey Co. (The) .................. 339 74,739
Hormel Foods Corp. ................. 456 20,721
Kerry Group plc, Class A .............. 268 23,887
Kraft Heinz Co. (The) ................ 813 27,114
Lamb Weston Holdings, Inc. ........... 410 31,726
McCormick & Co., Inc. (Non-Voting) ...... 339 24,160
MEIJI Holdings Co. Ltd. .............. 1,500 66,586
Mondelez International, Inc., Class A ...... 2,013 110,373
Mowi ASA ........................ 3,776 48,029
Nestle SA (Registered) ............... 6,660 720,328
Orkla ASA ........................ 11,407 82,921
Salmar ASA ...................... 1,219 41,088
Tyson Foods, Inc., Class A ............ 353 23,273
1,669,488
Gas Utilities — 0.1%
APA Group
(e)
...................... 7,315 45,009
Hong Kong & China Gas Co. Ltd. ........ 52,732 46,449
Naturgy Energy Group SA ............. 1,300 30,074
Snam SpA ....................... 17,082 69,044
190,576
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories ................. 5,458 528,116
ABIOMED, Inc.
(a)
................... 66 16,214
Alcon, Inc. ....................... 775 45,016
Align Technology, Inc.
(a)
............... 145 30,031
Baxter International, Inc. .............. 984 52,998
Becton Dickinson and Co. ............. 703 156,649
BioMerieux ....................... 235 18,588
Boston Scientific Corp.
(a)
.............. 3,893 150,776
Carl Zeiss Meditec AG ............... 298 30,955
Cochlear Ltd. ..................... 431 53,538
Coloplast A/S, Class B ............... 242 24,593
Dexcom , Inc.
(a)
.................... 952 76,674
Edwards Lifesciences Corp.
(a)
.......... 1,655 136,753
Hologic , Inc.
(a)
..................... 236 15,227
Hoya Corp. ....................... 1,100 105,994
IDEXX Laboratories, Inc.
(a)
............. 187 60,925
Intuitive Surgical, Inc.
(a)
............... 990 185,566
Koninklijke Philips NV ................ 613 9,438
Medtronic plc ..................... 3,372 272,289
Olympus Corp. .................... 3,000 57,713
ResMed , Inc. ..................... 364 79,461
Siemens Healthineers AG
(c)(d)
........... 1,369 58,724
Smith & Nephew plc ................. 2,707 31,246
Sonova Holding AG (Registered) ........ 87 19,145
Straumann Holding AG (Registered) ...... 140 12,804
Stryker Corp. ..................... 843 170,741
Sysmex Corp. ..................... 300 16,031
Terumo Corp. ..................... 2,400 67,465
Zimmer Biomet Holdings, Inc. .......... 314 32,829
2,516,499
Health Care Providers & Services — 0.5%
CVS Health Corp. .................. 903 86,119
Fresenius SE & Co. KGaA ............. 800 17,052
Ramsay Health Care Ltd. ............. 700 25,695
Sonic Healthcare Ltd. ................ 2,675 52,177
UnitedHealth Group, Inc. .............. 1,390 702,006
883,049
Health Care Technology — 0.0%
M3, Inc. ......................... 1,300 36,298

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.1%
Flutter Entertainment plc
(a)
............. 271 $ 29,873
Norwegian Cruise Line Holdings Ltd.
(a)
..... 1,177 13,371
Oriental Land Co. Ltd. ............... 300 40,688
Penn Entertainment, Inc.
(a)
............. 469 12,902
96,834
Household Durables — 0.9%
Barratt Developments plc ............. 6,332 23,931
Berkeley Group Holdings plc ........... 473 17,281
DR Horton, Inc. .................... 6,211 418,311
Lennar Corp., Class A ................ 4,986 371,706
NVR, Inc.
(a)
....................... 68 271,121
Persimmon plc .................... 2,392 32,714
PulteGroup, Inc. ................... 5,885 220,688
Sony Group Corp. .................. 2,200 141,712
Taylor Wimpey plc .................. 23,668 23,047
1,520,511
Household Products — 0.9%
Church & Dwight Co., Inc. ............. 668 47,722
Clorox Co. (The)
(b)
.................. 422 54,181
Colgate-Palmolive Co. ............... 2,645 185,811
Henkel AG & Co. KGaA .............. 459 26,013
Kimberly-Clark Corp. ................ 977 109,951
Procter & Gamble Co. (The) ........... 7,973 1,006,591
Reckitt Benckiser Group plc ............ 1,757 116,457
Unicharm Corp. .................... 600 19,683
1,566,409
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 6,965 157,409
EDP Renovaveis SA ................. 3,209 66,009
Meridian Energy Ltd. ................ 4,791 12,856
RWE AG ........................ 2,537 93,250
Vistra Corp. ...................... 3,339 70,119
399,643
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............ 5,500 30,284
DCC plc ......................... 961 49,907
Hitachi Ltd. ....................... 2,500 106,390
Investment AB Latour , Class B .......... 1,520 25,150
Keppel Corp. Ltd. ................... 20,900 100,569
Lifco AB, Class B ................... 2,010 27,885
Siemens AG (Registered) ............. 1,999 195,388
Smiths Group plc ................... 2,247 37,428
Toshiba Corp. ..................... 1,200 42,750
615,751
Insurance — 0.3%
AIA Group Ltd. .................... 21,000 174,844
Allianz SE (Registered) ............... 549 86,486
Aviva plc ........................ 10,364 44,450
AXA SA ......................... 1,972 43,055
Gjensidige Forsikring ASA ............. 3,791 65,051
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 164 39,478
Prudential plc ..................... 4,104 40,168
Tokio Marine Holdings, Inc. ............ 2,400 42,656
Zurich Insurance Group AG ............ 57 22,723
558,911
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A
(a)
.............. 15,328 1,466,123
Alphabet, Inc., Class C
(a)
.............. 13,911 1,337,543
Auto Trader Group plc
(c)(d)
............. 2,438 13,826
Meta Platforms, Inc., Class A
(a)
.......... 5,708 774,462
Security
Shares
Shares Value
Interactive Media & Services (continued)
REA Group Ltd. .................... 192 $ 13,975
Twitter, Inc.
(a)
...................... 929 40,727
3,646,656
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.
(a)
................. 21,348 2,412,324
Prosus NV
(a)
...................... 1,813 94,324
ZOZO, Inc. ....................... 700 14,013
2,520,661
IT Services — 1.9%
Accenture plc, Class A ............... 1,352 347,870
Adyen NV
(a)(c)(d)
.................... 34 42,403
Amadeus IT Group SA
(a)
.............. 749 34,726
Automatic Data Processing, Inc. ......... 1,082 244,738
Bechtle AG ....................... 532 19,125
Capgemini SE ..................... 186 29,779
DXC Technology Co.
(a)
............... 691 16,916
Edenred ......................... 777 35,797
EPAM Systems, Inc.
(a)
................ 80 28,975
Fidelity National Information Services, Inc. .. 1,053 79,575
Fiserv, Inc.
(a)
...................... 1,355 126,787
Fujitsu Ltd. ....................... 500 54,826
Global Payments, Inc. ............... 407 43,976
GMO Payment Gateway, Inc. ........... 500 34,275
International Business Machines Corp. .... 1,277 151,720
Itochu Techno-Solutions Corp. .......... 2,300 53,915
Jack Henry & Associates, Inc. .......... 175 31,897
Mastercard , Inc., Class A .............. 1,941 551,904
NEC Corp. ....................... 500 16,010
Nomura Research Institute Ltd. ......... 1,200 29,308
Obic Co. Ltd. ...................... 800 107,275
Otsuka Corp. ..................... 1,300 40,544
Paychex, Inc. ..................... 1,049 117,708
PayPal Holdings, Inc.
(a)
............... 2,641 227,311
SCSK Corp. ...................... 4,300 65,099
TIS, Inc. ......................... 2,000 53,099
Visa, Inc., Class A .................. 4,055 720,371
3,305,929
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. ............. 1,047 127,263
Bio-Rad Laboratories, Inc., Class A
(a)
...... 59 24,611
Bio- Techne Corp. ................... 122 34,648
Charles River Laboratories International, Inc.
(a)
106 20,861
Danaher Corp. .................... 2,077 536,468
Eurofins Scientific SE ................ 540 32,057
Illumina, Inc.
(a)
..................... 595 113,520
IQVIA Holdings, Inc.
(a)
................ 644 116,654
Lonza Group AG (Registered) .......... 147 71,573
Mettler -Toledo International, Inc.
(a)
....... 71 76,973
PerkinElmer, Inc. ................... 347 41,754
QIAGEN NV
(a)
..................... 1,406 58,552
Sartorius Stedim Biotech .............. 114 34,968
Thermo Fisher Scientific, Inc. ........... 1,286 652,246
Waters Corp.
(a)
.................... 173 46,629
West Pharmaceutical Services, Inc. ...... 186 45,771
2,034,548
Machinery — 1.7%
Alstom SA ....................... 1,572 25,428
Atlas Copco AB, Class B .............. 2,648 21,949
Caterpillar, Inc. .................... 2,242 367,867
Cummins, Inc. ..................... 1,452 295,496
Deere & Co.
(b)
..................... 2,476 826,712
Dover Corp. ...................... 105 12,241
FANUC Corp. ..................... 400 56,166

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Machinery (continued)
Fortive Corp. ...................... 1,719 $ 100,218
Illinois Tool Works, Inc. ............... 734 132,597
Indutrade AB ...................... 799 12,960
Ingersoll Rand, Inc. ................. 1,460 63,160
Kone OYJ, Class B ................. 1,233 47,506
MISUMI Group, Inc. ................. 800 17,226
Otis Worldwide Corp. ................ 855 54,549
PACCAR, Inc. ..................... 3,248 271,825
Parker-Hannifin Corp. ................ 653 158,228
Schindler Holding AG ................ 115 17,848
SMC Corp. ....................... 200 81,394
Snap-on, Inc. ..................... 150 30,202
Stanley Black & Decker, Inc. ........... 622 46,781
Westinghouse Air Brake Technologies Corp. . 2,468 200,772
Xylem, Inc. ....................... 706 61,676
Yaskawa Electric Corp. ............... 900 25,900
2,928,701
Marine — 0.1%
AP Moller - Maersk A/S, Class A ......... 14 24,735
AP Moller - Maersk A/S, Class B ......... 27 49,065
Kuehne + Nagel International AG (Registered) 114 23,214
Mitsui OSK Lines Ltd. ................ 500 8,946
Nippon Yusen KK ................... 600 10,184
SITC International Holdings Co. Ltd. ...... 6,000 11,004
127,148
Media — 0.6%
Charter Communications, Inc., Class A
(a)
... 486 147,428
Comcast Corp., Class A
(b)
............. 15,904 466,464
Dentsu Group, Inc. .................. 400 11,371
Fox Corp., Class A .................. 934 28,655
Informa plc ....................... 3,335 19,062
Interpublic Group of Cos., Inc. (The) ...... 2,084 53,350
Liberty Broadband Corp., Class C
(a)
...... 237 17,491
News Corp., Class B ................ 342 5,274
Omnicom Group, Inc. ................ 966 60,945
Paramount Global, Class B
(b)
........... 3,047 58,015
Pearson plc ...................... 1,523 14,544
Publicis Groupe SA ................. 642 30,420
Sirius XM Holdings, Inc. .............. 7,707 44,007
Vivendi SE ....................... 2,819 21,866
WPP plc ......................... 3,212 26,516
1,005,408
Metals & Mining — 0.3%
Anglo American plc ................. 2,838 85,213
BHP Group Ltd. .................... 9,528 236,848
Boliden AB ....................... 1,617 49,959
Glencore plc ...................... 11,745 61,720
Mineral Resources Ltd. ............... 961 40,337
Rio Tinto plc ...................... 1,856 100,421
574,498
Multiline Retail — 1.0%
Dollar General Corp. ................ 2,244 538,246
Dollar Tree, Inc.
(a)
................... 2,769 376,861
Next plc ......................... 949 50,369
Target Corp. ...................... 4,232 627,987
Wesfarmers Ltd. ................... 3,992 109,135
1,702,598
Multi-Utilities — 1.2%
Ameren Corp. ..................... 1,901 153,126
CenterPoint Energy, Inc. .............. 2,137 60,221
CMS Energy Corp. .................. 832 48,456
Consolidated Edison, Inc. ............. 2,076 178,038
Security
Shares
Shares Value
Multi-Utilities (continued)
Dominion Energy, Inc. ................ 4,385 $ 303,047
DTE Energy Co. ................... 1,185 136,334
E.ON SE ........................ 6,612 50,798
Engie SA ........................ 6,427 73,974
National Grid plc
(b)
.................. 18,044 185,747
Public Service Enterprise Group, Inc. ..... 5,097 286,604
Sempra Energy .................... 1,779 266,743
Veolia Environnement SA ............. 3,335 63,739
WEC Energy Group, Inc. .............. 1,825 163,210
1,970,037
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA ...................... 1,951 56,003
Ampol Ltd. ....................... 1,356 25,082
BP plc .......................... 48,343 231,002
Chevron Corp. ..................... 3,863 554,997
ConocoPhillips .................... 2,430 248,686
Devon Energy Corp. ................. 564 33,913
Eni SpA ......................... 3,440 36,563
EOG Resources, Inc.
(b)
............... 785 87,708
Equinor ASA ...................... 3,804 125,451
Exxon Mobil Corp. .................. 8,625 753,049
Hess Corp. ....................... 151 16,457
Inpex Corp. ....................... 2,300 21,452
Neste OYJ ....................... 1,159 50,520
Occidental Petroleum Corp. ............ 889 54,629
Pioneer Natural Resources Co. ......... 223 48,286
Santos Ltd. ....................... 13,695 63,265
Shell plc ......................... 17,680 438,604
Texas Pacific Land Corp. .............. 21 37,322
TotalEnergies SE ................... 5,875 275,623
Woodside Energy Group Ltd. ........... 2,491 50,895
3,209,507
Personal Products — 0.6%
Beiersdorf AG ..................... 606 59,547
Estee Lauder Cos., Inc. (The), Class A .... 1,048 226,263
Haleon plc
(a)
...................... 13,249 41,310
Kao Corp. ........................ 1,700 69,173
Kobayashi Pharmaceutical Co. Ltd. ....... 300 17,581
L'Oreal SA ....................... 939 300,238
Shiseido Co. Ltd. ................... 100 3,505
Unilever plc ....................... 6,614 290,618
1,008,235
Pharmaceuticals — 5.0%
Astellas Pharma, Inc. ................ 5,300 70,211
AstraZeneca plc ................... 3,853 423,558
Bayer AG (Registered) ............... 2,737 126,106
Bristol-Myers Squibb Co. .............. 8,902 632,843
Catalent , Inc.
(a)
.................... 1,107 80,103
Chugai Pharmaceutical Co. Ltd. ......... 2,900 72,451
Daiichi Sankyo Co. Ltd. ............... 4,200 117,394
Eisai Co. Ltd. ..................... 600 32,196
Elanco Animal Health, Inc.
(a)
............ 1,242 15,413
Eli Lilly & Co. ..................... 3,309 1,069,965
GSK plc ......................... 10,599 153,078
Ipsen SA ........................ 204 18,880
Jazz Pharmaceuticals plc
(a)
............ 298 39,721
Johnson & Johnson ................. 8,811 1,439,365
Kyowa Kirin Co. Ltd. ................. 900 20,693
Merck & Co., Inc. ................... 10,060 866,367
Merck KGaA ...................... 577 93,405
Novartis AG (Registered) ............. 5,115 389,952
Novo Nordisk A/S, Class B ............ 3,695 368,088
Ono Pharmaceutical Co. Ltd. ........... 800 18,687

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Organon & Co. .................... 716 $ 16,754
Orion OYJ, Class B ................. 379 15,959
Otsuka Holdings Co. Ltd. ............. 1,500 47,497
Pfizer, Inc. ....................... 22,484 983,900
Roche Holding AG .................. 1,719 567,663
Royalty Pharma plc, Class A ........... 653 26,238
Sanofi .......................... 2,889 219,987
Shionogi & Co. Ltd. ................. 1,000 48,294
Takeda Pharmaceutical Co. Ltd. ......... 4,500 116,855
UCB SA ......................... 301 20,889
Viatris , Inc. ....................... 6,914 58,907
Zoetis, Inc. ....................... 2,190 324,755
8,496,174
Professional Services — 0.2%
Bureau Veritas SA .................. 1,194 26,719
Experian plc ...................... 941 27,546
Nielsen Holdings plc ................. 1,013 28,080
Nihon M&A Center Holdings, Inc. ........ 1,600 18,300
Recruit Holdings Co. Ltd. ............. 2,800 80,656
RELX plc ........................ 5,458 133,370
Teleperformance ................... 142 36,023
Verisk Analytics, Inc. ................. 131 22,339
373,033
Real Estate Management & Development — 0.3%
Capitaland Investment Ltd. ............ 5,800 13,954
CBRE Group, Inc., Class A
(a)
........... 1,141 77,029
CK Asset Holdings Ltd. ............... 6,500 39,022
Daito Trust Construction Co. Ltd. ........ 400 37,417
Daiwa House Industry Co. Ltd. .......... 2,100 42,698
Henderson Land Development Co. Ltd. .... 6,000 16,801
Lendlease Corp. Ltd.
(e)
............... 4,951 28,306
Mitsubishi Estate Co. Ltd. ............. 3,400 44,799
Mitsui Fudosan Co. Ltd. .............. 2,400 45,720
Sino Land Co. Ltd. .................. 14,000 18,415
Sun Hung Kai Properties Ltd. ........... 6,000 66,218
Swire Properties Ltd. ................ 14,200 30,548
Vonovia SE ....................... 1,545 33,344
Wharf Real Estate Investment Co. Ltd. .... 6,000 27,200
521,471
Road & Rail — 0.6%
Aurizon Holdings Ltd. ................ 18,964 41,942
Central Japan Railway Co. ............ 500 58,696
CSX Corp. ....................... 6,349 169,137
East Japan Railway Co. .............. 1,000 51,284
Hankyu Hanshin Holdings, Inc. .......... 1,200 36,115
JB Hunt Transport Services, Inc. ........ 268 41,921
Keio Corp. ....................... 400 14,576
Keisei Electric Railway Co. Ltd. ......... 800 21,794
Kintetsu Group Holdings Co. Ltd. ........ 500 16,647
Norfolk Southern Corp. ............... 694 145,497
Old Dominion Freight Line, Inc. ......... 349 86,821
Tokyu Corp. ...................... 2,300 26,230
Union Pacific Corp. ................. 1,837 357,884
West Japan Railway Co. .............. 800 30,579
1,099,123
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.
(a)
......... 4,094 259,396
Advantest Corp. .................... 1,800 83,125
Analog Devices, Inc. ................. 2,003 279,098
Applied Materials, Inc. ............... 4,771 390,888
ASM International NV ................ 310 69,411
ASML Holding NV .................. 554 229,511
Broadcom, Inc. .................... 1,156 513,276
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.
(a)
............... 966 $ 268,036
Entegris , Inc. ...................... 3,009 249,807
Infineon Technologies AG ............. 11,986 262,302
Intel Corp. ....................... 8,325 214,535
KLA Corp. ........................ 362 109,552
Lam Research Corp. ................ 925 338,550
Marvell Technology, Inc. .............. 566 24,287
Microchip Technology, Inc. ............. 1,721 105,033
Micron Technology, Inc. ............... 2,810 140,781
Monolithic Power Systems, Inc.
(b)
........ 38 13,809
NVIDIA Corp. ..................... 5,907 717,051
NXP Semiconductors NV ............. 310 45,728
ON Semiconductor Corp.
(a)
............ 1,219 75,980
Qorvo , Inc.
(a)
...................... 318 25,252
QUALCOMM, Inc. .................. 2,909 328,659
Renesas Electronics Corp.
(a)
........... 9,700 81,318
Rohm Co. Ltd. ..................... 1,400 91,751
Skyworks Solutions, Inc. .............. 552 47,069
SolarEdge Technologies, Inc.
(a)
.......... 827 191,417
STMicroelectronics NV ............... 3,476 108,025
Teradyne, Inc. ..................... 248 18,637
Texas Instruments, Inc. ............... 2,841 439,730
Tokyo Electron Ltd. ................. 200 49,279
5,771,293
Software — 4.5%
Adobe, Inc.
(a)
...................... 1,389 382,253
Autodesk, Inc.
(a)
.................... 442 82,566
Cadence Design Systems, Inc.
(a)
........ 849 138,752
Dassault Systemes SE ............... 2,064 71,260
Fortinet, Inc.
(a)
..................... 1,645 80,819
Intuit, Inc. ........................ 917 355,172
Microsoft Corp. .................... 21,022 4,896,024
Nemetschek SE .................... 325 15,427
Oracle Corp. ...................... 3,811 232,738
Oracle Corp. Japan ................. 1,000 53,005
Paycom Software, Inc.
(a)
.............. 198 65,338
Roper Technologies, Inc. .............. 334 120,120
Sage Group plc (The) ................ 8,832 68,065
Salesforce, Inc.
(a)
................... 2,798 402,464
SAP SE ......................... 3,166 258,014
ServiceNow , Inc.
(a)
.................. 507 191,448
Synopsys, Inc.
(a)
................... 354 108,150
Temenos AG (Registered) ............. 274 18,472
Trend Micro, Inc. ................... 300 16,159
Tyler Technologies, Inc.
(a)
............. 176 61,160
WiseTech Global Ltd. ................ 806 26,334
Xero Ltd.
(a)
....................... 667 30,866
7,674,606
Specialty Retail — 1.9%
Advance Auto Parts, Inc. .............. 301 47,058
AutoZone, Inc.
(a)
................... 82 175,638
Best Buy Co., Inc.
(b)
................. 1,166 73,854
Burlington Stores, Inc.
(a)
.............. 805 90,071
CarMax, Inc.
(a)
..................... 706 46,610
Fast Retailing Co. Ltd. ............... 100 52,994
H & M Hennes & Mauritz AB, Class B ..... 1,679 15,523
Home Depot, Inc. (The) .............. 3,782 1,043,605
Industria de Diseno Textil SA ........... 1,330 27,447
Kingfisher plc ..................... 17,244 41,976
Lowe's Cos., Inc. ................... 2,545 477,977
Nitori Holdings Co. Ltd. ............... 200 16,784
O'Reilly Automotive, Inc.
(a)
............. 267 187,795
Ross Stores, Inc. ................... 3,783 318,793

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Specialty Retail (continued)
TJX Cos., Inc. (The) ................. 8,814 $ 547,526
3,163,651
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ....................... 43,983 6,078,450
Canon, Inc. ....................... 2,200 48,053
FUJIFILM Holdings Corp. ............. 2,200 100,485
HP, Inc. ......................... 2,891 72,044
Logitech International SA (Registered) ..... 775 35,431
Seagate Technology Holdings plc
(b)
....... 707 37,634
6,372,097
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG ....................... 177 20,348
Cie Financiere Richemont SA (Registered) .. 1,031 97,322
EssilorLuxottica SA ................. 600 81,554
Hermes International ................ 53 62,334
Kering SA ........................ 133 58,992
Lululemon Athletica , Inc.
(a)
............. 166 46,407
LVMH Moet Hennessy Louis Vuitton SE .... 580 341,953
NIKE, Inc., Class B ................. 4,719 392,243
PVH Corp. ....................... 198 8,871
Ralph Lauren Corp.
(b)
................ 131 11,126
Tapestry, Inc. ...................... 723 20,555
1,141,705
Tobacco — 0.4%
Altria Group, Inc. ................... 3,435 138,705
British American Tobacco plc ........... 5,069 181,762
Imperial Brands plc ................. 2,876 59,139
Japan Tobacco, Inc. ................. 3,900 64,088
Philip Morris International, Inc. .......... 3,087 256,252
Swedish Match AB .................. 4,599 45,492
745,438
Trading Companies & Distributors — 0.2%
Brenntag SE ...................... 796 48,120
ITOCHU Corp. .................... 5,000 120,690
Mitsubishi Corp. .................... 1,400 38,290
Mitsui & Co. Ltd. ................... 1,300 27,664
MonotaRO Co. Ltd. ................. 1,900 29,155
263,919
Transportation Infrastructure — 0.1%
Aena SME SA
(a)(c)(d)
................. 194 20,133
Aeroports de Paris
(a)
................. 345 39,869
Atlantia SpA ...................... 1,878 41,439
Getlink SE ....................... 816 12,654
114,095
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 1,818 236,631
Essential Utilities, Inc. ................ 664 27,476
Severn Trent plc ................... 3,290 86,006
United Utilities Group plc .............. 7,941 78,411
428,524
Total Common Stocks — 65.9%
(Cost: $126,940,991) ............................. 112,354,241
Security
Par (000)
Par (000) Value
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 $ 26,836
Total Corporate Bonds — 0.0%
(Cost: $29,086) ................................ 26,836
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(g)(h)
...... 25 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) 251 16,300
Porsche Automobil Holding SE (Preference) . 370 20,847
Volkswagen AG (Preference) ........... 662 80,891
118,038
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 866 51,429
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 105 36,320
Total Preferred Securities — 0.1%
(Cost: $284,278) ................................ 205,787
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(a)
392 15,531
Total Warrants — 0.0%
(Cost: $1,940) ................................. 15,531
Total Long-Term Investments — 66.0%
(Cost: $127,256,295) ............................. 112,602,395
Short-Term Securities
Money Market Funds
(i)(j)
— 6.8%
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 9,886,510 9,886,510
SL Liquidity Series, LLC, Money Market Series,
3.29%
(k)
....................... 1,727,700 1,727,700
Total Money Market Funds — 6.8%
(Cost: $11,614,038) .............................. 11,614,210
Par (000)
Pa r (000)
U.S. Treasury Obligations — 6.6%
U.S. Treasury Bills
(l)
2.20%, 10/06/22 ................. 1,900 1,899,612
2.46%, 11/03/22 ................. 1,900 1,895,643
2.92%, 12/08/22 ................. 1,900 1,889,720
3.34%, 01/26/23 ................. 1,900 1,879,414

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.47%, 02/02/23 ................. USD 1,900 $ 1,877,462
3.72%, 03/23/23 ................. 1,900 1,866,946
Total U.S. Treasury Obligations — 6.6%
(Cost: $11,308,556) .............................. 11,308,797
Total Short-Term Securities — 13.4%
(Cost: $22,922,594) .............................. 22,923,007
Total Investments — 79.4%
(Cost: $150,178,889 ) ............................. 135,525,402
Other Assets Less Liabilities — 20.6% .................. 35,118,654
Net Assets — 100.0% .............................. $ 170,644,056
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,765,116 $ 6,121,394
(a)
$ — $ — $ — $ 9,886,510 9,886,510 $ 63,519 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 770,525 958,014
(a)
— (1,011) 172 1,727,700 1,727,700 8,402
(b)
—
$ (1,011) $ 172 $ 11,614,210 $ 71,921 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 176 10/21/22 $ 12,600 $ (1,132,396)
Euro-Bund .............................................................. 84 12/08/22 11,401 93,137
TOPIX Index ............................................................. 95 12/08/22 12,067 (377,414)
FTSE/JSE Top 40 Index ..................................................... 305 12/15/22 9,690 (920,569)
S&P/TSX 60 Index ......................................................... 58 12/15/22 9,372 (415,817)
SPI 200 Index ............................................................ 41 12/15/22 4,254 (107,578)
DAX Index .............................................................. 42 12/16/22 12,354 (1,265,288)
FTSE 100 Index .......................................................... 202 12/16/22 15,435 (1,136,223)
Mini-DAX Index ........................................................... 2 12/16/22 118 (12,965)
S&P 500 E-Mini Index ...................................................... 12 12/16/22 2,161 (253,075)
WIG20 Index ............................................................ 214 12/16/22 1,194 (141,747)
U.S. Treasury 10 Year Note ................................................... 396 12/20/22 44,377 (312,432)
(5,982,367)
Short Contracts
Amsterdam Exchange Index .................................................. 102 10/21/22 12,625 1,224,773
CAC 40 10 Euro Index ...................................................... 36 10/21/22 2,012 33,751
OMX Stockholm 30 Index .................................................... 646 10/21/22 10,554 783,319
SGX NIFTY 50 Index ....................................................... 177 10/27/22 6,003 27,544
MSCI Singapore Index ...................................................... 52 10/28/22 1,011 9,552
Euro-Bobl ............................................................... 233 12/08/22 27,345 768,909
Japan 10 Year Bond ........................................................ 23 12/13/22 23,567 17,458
Australia 10 Year Bond ...................................................... 130 12/15/22 9,739 149,076
FTSE/MIB Index .......................................................... 38 12/16/22 3,783 148,123
MSCI EAFE E-Mini Index .................................................... 352 12/16/22 29,227 3,312,901
S&P 500 E-Mini Index ...................................................... 594 12/16/22 106,965 11,650,291
Canada 10 Year Bonds ...................................................... 395 12/19/22 35,341 215,218
U.S. Treasury Ultra Bond .................................................... 28 12/20/22 3,827 367,233
Long Gilt ............................................................... 96 12/28/22 10,333 58,416
SET50 Index ............................................................. 1,665 12/29/22 8,372 205,480
18,972,044
$ 12,989,677
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,123,000 USD 1,085,077 Bank of America NA 12/21/22 $ 22,494
EUR 1,206,000 USD 1,184,559 Morgan Stanley & Co. International plc 12/21/22 4,872
THB 23,694,000 USD 627,972 Goldman Sachs International 12/21/22 3,887
USD 1,276,941 AUD 1,852,000 Morgan Stanley & Co. International plc 12/21/22 90,622
USD 564,721 BRL 2,937,000 Morgan Stanley & Co. International plc 12/21/22 29,986
USD 699,902 CAD 959,000 Canadian Imperial Bank of Commerce 12/21/22 5,383
USD 1,356,276 CAD 1,761,000 HSBC Bank plc 12/21/22 80,946
USD 138,383 CHF 131,000 Canadian Imperial Bank of Commerce 12/21/22 4,510
USD 1,068,986 EUR 1,073,000 JPMorgan Chase Bank NA 12/21/22 10,728
USD 2,897,562 EUR 2,846,000 Morgan Stanley & Co. International plc 12/21/22 90,663
USD 3,068,784 GBP 2,622,000 UBS AG 12/21/22 137,605
USD 9,777 INR 782,000 Bank of America NA 12/21/22 264
USD 1,240,112 JPY 175,242,000 Morgan Stanley & Co. International plc 12/21/22 18,139
USD 845,532 KRW 1,195,735,000 Bank of America NA 12/21/22 13,871
USD 774,166 KRW 1,069,200,000 BNP Paribas SA 12/21/22 30,513
USD 798,540 KRW 1,136,243,000 Citibank NA 12/21/22 8,257
USD 815,608 MXN 16,492,000 Toronto Dominion Bank 12/21/22 8,424
USD 480,423 NOK 4,731,000 Bank of America NA 12/21/22 45,076
USD 373,903 PLN 1,756,000 UBS AG 12/21/22 24,441

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,199,835 SEK 12,534,000 Bank of America NA 12/21/22 $ 64,574
USD 482,345 SGD 673,000 HSBC Bank plc 12/21/22 13,251
USD 1,022,945 THB 36,870,000 HSBC Bank plc 12/21/22 39,716
USD 1,724,718 ZAR 29,820,000 Goldman Sachs International 12/21/22 88,760
836,982
CAD 1,003,000 USD 748,864 Canadian Imperial Bank of Commerce 12/21/22 (22,483)
CHF 293,000 USD 309,502 Bank of America NA 12/21/22 (10,077)
CLP 1,353,463,000 USD 1,475,807 Bank of America NA 12/21/22 (98,306)
CLP 649,181,000 USD 688,093 JPMorgan Chase Bank NA 12/21/22 (27,383)
EUR 161,000 USD 163,928 Bank of America NA 12/21/22 (5,140)
EUR 1,410,000 USD 1,418,444 UBS AG 12/21/22 (27,816)
GBP 1,590,000 USD 1,826,667 Morgan Stanley & Co. International plc 12/21/22 (49,178)
GBP 70,000 USD 81,928 UBS AG 12/21/22 (3,674)
JPY 121,041,000 USD 856,676 Bank of America NA 12/21/22 (12,650)
JPY 112,981,000 USD 795,893 JPMorgan Chase Bank NA 12/21/22 (8,069)
KRW 1,100,268,000 USD 793,141 Citibank NA 12/21/22 (27,880)
MXN 6,219,000 USD 307,512 UBS AG 12/21/22 (3,129)
NZD 116,000 USD 71,165 UBS AG 12/21/22 (6,216)
SEK 5,953,000 USD 569,730 HSBC Bank plc 12/21/22 (30,540)
USD 1,032,550 EUR 1,062,000 HSBC Bank plc 12/21/22 (14,859)
USD 667,186 PLN 3,370,000 Canadian Imperial Bank of Commerce 12/21/22 (3,479)
ZAR 11,829,000 USD 664,229 JPMorgan Chase Bank NA 12/21/22 (15,277)
(366,156)
$ 470,826
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.04% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 93,500 $ 93,324 $ 38,731 $ 54,593
1.98% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 137,500 147,935 68,006 79,929
2.00% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 137,500 143,622 63,550 80,072
2.02% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 93,500 95,376 40,851 54,525
1 day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 (147,935) — (147,935)
1 day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (143,622) — (143,622)
1 day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (95,376) — (95,376)
1 day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (93,324) — (93,324)
9.47% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 113,000 (68,553) — (68,553)
9.20% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 5,000 (485) — (485)
8.72% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 247,000 257,138 — 257,138
8.85% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 72,000 41,273 — 41,273
8.80% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 41,000 27,373 — 27,373
3.66% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 9,000 — 5,964 (5,964)
3.74% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 4,000 4,975 — 4,975
3.35% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 2,000 37,161 (256) 37,417
3.45% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 3,000 42,422 1,186 41,236
4.83% Annual 1 day SONIA Annual 03/15/23
(a)
03/15/28 GBP 6,000 — 13,657 (13,657)
3 month
TWCPBA Quarterly 1.34% Quarterly 03/15/23
(a)
03/15/28 TWD 217,500 (16,105) — (16,105)
3 month
TWCPBA Quarterly 1.34% Quarterly 03/15/23
(a)
03/15/28 TWD 254,500 (16,930) — (16,930)
3 month
TWCPBA Quarterly 1.60% Quarterly 03/15/23
(a)
03/15/28 TWD 64,000 20,531 — 20,531
1 week
CNREPOFI Quarterly 2.42% Quarterly 03/15/23
(a)
03/15/28 CNY 105,600 (130,742) — (130,742)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly 2.43% Quarterly 03/15/23
(a)
03/15/28 CNY 146,300 $ (169,367) $ — $ (169,367)
1 week
CNREPOFI Quarterly 2.44% Quarterly 03/15/23
(a)
03/15/28 CNY 159,000 (176,202) — (176,202)
1 day THOR Quarterly 2.52% Quarterly 03/15/23
(a)
03/15/28 THB 579,000 (377,007) — (377,007)
1 day THOR Quarterly 2.65% Quarterly 03/15/23
(a)
03/15/28 THB 37,500 (18,409) — (18,409)
1 day THOR Quarterly 2.66% Quarterly 03/15/23
(a)
03/15/28 THB 37,500 (18,084) — (18,084)
3.62% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,578,000 39,696 — 39,696
4.15% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 1,571,000 (2,359) — (2,359)
3.82% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 3,761,000 33,445 — 33,445
3.61% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 11,515,780 248,051 — 248,051
3.71% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 31,016,220 386,546 — 386,546
3.62% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 1,760,000 26,821 — 26,821
4.21% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 9,500 (6,789) — (6,789)
4.30% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 20,000 (24,271) — (24,271)
4.11% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 9,500 (1,101) — (1,101)
3.08% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 33,000 39,662 428 39,234
3.32% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 14,000 3,165 3,974 (809)
3.11% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 21,000 22,541 (3,431) 25,972
1 day THOR Quarterly 3.09% Quarterly 03/15/23
(a)
03/15/28 THB 31,000 1,800 — 1,800
1 day SORA Semi-Annual 3.51% Semi-Annual 03/15/23
(a)
03/15/28 SGD 3,430 — — —
1 day SORA Semi-Annual 3.52% Semi-Annual 03/15/23
(a)
03/15/28 SGD 3,570 — — —
3 month BA Semi-Annual 3.57% Semi-Annual 03/15/23
(a)
03/15/28 CAD 3,000 (6,342) — (6,342)
3 month BA Semi-Annual 3.60% Semi-Annual 03/15/23
(a)
03/15/28 CAD 3,000 (3,810) 1,005 (4,815)
6 month BBR Semi-Annual 4.01% Semi-Annual 03/15/23
(a)
03/15/28 AUD 3,100 (28,290) — (28,290)
6 month BBR Semi-Annual 4.01% Semi-Annual 03/15/23
(a)
03/15/28 AUD 11,100 (100,825) — (100,825)
6 month BBR Semi-Annual 4.02% Semi-Annual 03/15/23
(a)
03/15/28 AUD 33,300 (294,914) — (294,914)
6 month BBR Semi-Annual 4.04% Semi-Annual 03/15/23
(a)
03/15/28 AUD 3,500 (28,365) — (28,365)
6 month BBR Semi-Annual 4.05% Semi-Annual 03/15/23
(a)
03/15/28 AUD 4,500 (35,703) — (35,703)
6 month BBR Semi-Annual 4.08% Semi-Annual 03/15/23
(a)
03/15/28 AUD 3,500 (24,541) — (24,541)
6 month BBR Semi-Annual 4.37% Semi-Annual 03/15/23
(a)
03/15/28 AUD 500 545 — 545
6 month BBR Semi-Annual 4.38% Semi-Annual 03/15/23
(a)
03/15/28 AUD 500 744 — 744
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 1,500 — — —
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 1,500 — — —
6 month BBR Semi-Annual 4.55% Semi-Annual 03/15/23
(a)
03/15/28 AUD 4,000 25,303 — 25,303
3.23% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 3,000 (18,735) 2,142 (20,877)
2.65% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 10,000 195,194 2,717 192,477
2.68% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 12,000 219,562 9,558 210,004
2.84% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 8,000 89,051 3,822 85,229
6.80% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 37,000 49,539 — 49,539
6.31% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 49,000 249,254 — 249,254
7.04% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 14,000 (7,545) — (7,545)
6.31% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 37,000 217,621 — 217,621
6 month WIBOR Semi-Annual 6.31% Annual 03/15/23
(a)
03/15/28 PLN 5,000 — (31,138) 31,138
1 day MIBOR Semi-Annual 7.12% Semi-Annual 03/15/23
(a)
03/15/28 INR 158,000 23,558 — 23,558
3 month JIBAR Quarterly 8.52% Quarterly 03/15/23
(a)
03/15/28 ZAR 608,000 (760,498) — (760,498)
3 month JIBAR Quarterly 8.56% Quarterly 03/15/23
(a)
03/15/28 ZAR 30,000 (35,320) — (35,320)
3 month JIBAR Quarterly 8.65% Quarterly 03/15/23
(a)
03/15/28 ZAR 56,250 (54,675) — (54,675)
3 month JIBAR Quarterly 8.66% Quarterly 03/15/23
(a)
03/15/28 ZAR 94,000 (89,337) — (89,337)
3 month JIBAR Quarterly 8.77% Quarterly 03/15/23
(a)
03/15/28 ZAR 68,750 (48,995) — (48,995)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month JIBAR Quarterly 9.10% Quarterly 03/15/23
(a)
03/15/28 ZAR 65,000 $ (664) $ — $ (664)
3 month JIBAR Quarterly 9.12% Quarterly 03/15/23
(a)
03/15/28 ZAR 33,000 — — —
$ (261,992) $ 220,766 $ (482,758)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly 2.43% Quarterly Bank of America NA 03/15/23
(a)
03/15/28 CNY 17,000 $ (19,680) $ — $ (19,680)
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
October 2022 .......... BRL (7,446,336) Merrill Lynch International & Co. 10/13/22 BRL 7,446 $ 28,364 $ — $ 28,364
BOVESPA Index Futures
October 2022 .......... BRL (11,908,222) Merrill Lynch International & Co. 10/13/22 BRL 11,908 56,577 — 56,577
BOVESPA Index Futures
October 2022 .......... BRL (3,106,846) Merrill Lynch International & Co. 10/13/22 BRL 3,107 (18,130) — (18,130)
Taiwan Capitalization Weighted
Stock Index Futures October
2022 ................ TWD 43,472,275 Merrill Lynch International & Co. 10/19/22 TWD 43,472 (103,634) — (103,634)
Taiwan Capitalization Weighted
Stock Index Futures October
2022 ................ TWD 309,015,825 Merrill Lynch International & Co. 10/19/22 TWD 309,016 (705,037) — (705,037)
KOSPI 200 Index Futures
December 2022 ........ KRW (7,768,238,250) Merrill Lynch International & Co. 12/08/22 KRW 7,768,238 444,800 — 444,800
MEX BOLSA Index Futures
December 2022 ........ MXN 30,913,783 Merrill Lynch International & Co. 12/16/22 MXN 30,914 (79,789) — (79,789)
MEX BOLSA Index Futures
December 2022 ........ MXN 11,390,582 Merrill Lynch International & Co. 12/16/22 MXN 11,391 (19,886) — (19,886)
Swiss Market Index Futures
December 2022 ........ CHF (2,819,624) HSBC Bank plc 12/16/22 CHF 2,820 (53,609) — (53,609)
MSCI Daily TR Net Emerging
Markets Chile USD ...... USD (880,263) Merrill Lynch International & Co. 04/19/23 USD 880 49,695 — 49,695
MSCI Daily TR Net Emerging
Markets Chile USD ...... USD (974,561) BNP Paribas SA 06/09/23 USD 975 191,578 — 191,578
MSCI Daily TR Net Emerging
Markets Chile USD ...... USD (673,506) Merrill Lynch International & Co. 06/09/23 USD 674 75,984 — 75,984
$ (133,087) $ — $ (133,087)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 5.84%
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
1 day SONIA ......................................... Sterling Overnight Index Average 2.19
1 day SORA ......................................... Singapore Overnight Rate Average 4.39
1 day THOR ......................................... Thailand Overnight Repo Rate ON 0.99
1 week CNREPOFI .................................... China Fixing Repo Rates 1.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month BA .......................................... Canadian Bankers Acceptances 4.20
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 3.32
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 3.53
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 6.47
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 1.09
6 month BBR ........................................ Australian Bank Bill Rate 3.57
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFI Day China Fixing Repo Rates
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,473,698 $ 417,833 $ — $ 2,891,531
Air Freight & Logistics .................................... 1,133,179 90,031 — 1,223,210
Airlines .............................................. 264,930 13,725 — 278,655
Auto Components ...................................... 83,059 85,513 — 168,572
Automobiles .......................................... 2,936,828 1,003,574 — 3,940,402
Banks ............................................... 3,163,007 2,487,718 — 5,650,725
Beverages ........................................... 1,290,605 929,203 — 2,219,808
Biotechnology ......................................... 2,463,112 384,488 — 2,847,600
Building Products ....................................... 1,045,338 300,196 — 1,345,534
Capital Markets ........................................ 1,972,870 857,172 — 2,830,042
Chemicals ............................................ 635,104 628,516 — 1,263,620
Commercial Services & Supplies ............................. 287,937 136,076 — 424,013
Communications Equipment ................................ — 32,930 — 32,930
Construction & Engineering ................................ 24,204 567,054 — 591,258
Consumer Finance ...................................... 410,220 — — 410,220
Distributors ........................................... 266,722 28,884 — 295,606
Diversified Financial Services ............................... 1,398,384 224,709 — 1,623,093
Electric Utilities ........................................ 3,364,572 819,559 — 4,184,131
Electrical Equipment ..................................... — 618,278 — 618,278
Electronic Equipment, Instruments & Components ................. 335,075 565,535 — 900,610
Energy Equipment & Services .............................. 378,156 32,037 — 410,193
Entertainment ......................................... 1,515,623 227,804 — 1,743,427
Equity Real Estate Investment Trusts (REITs) .................... 2,411,648 649,705 — 3,061,353
Food & Staples Retailing .................................. 2,551,841 594,565 — 3,146,406
Food Products ......................................... 505,151 1,164,337 — 1,669,488
Gas Utilities ........................................... — 190,576 — 190,576
Health Care Equipment & Supplies ........................... 1,965,249 551,250 — 2,516,499
Health Care Providers & Services ............................ 788,125 94,924 — 883,049

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ — $ 36,298 $ — $ 36,298
Hotels, Restaurants & Leisure .............................. 26,273 70,561 — 96,834
Household Durables ..................................... 1,281,826 238,685 — 1,520,511
Household Products ..................................... 1,404,256 162,153 — 1,566,409
Independent Power and Renewable Electricity Producers ............ 227,528 172,115 — 399,643
Industrial Conglomerates .................................. — 615,751 — 615,751
Insurance ............................................ — 558,911 — 558,911
Interactive Media & Services ............................... 3,618,855 27,801 — 3,646,656
Internet & Direct Marketing Retail ............................ 2,412,324 108,337 — 2,520,661
IT Services ........................................... 2,689,748 616,181 — 3,305,929
Life Sciences Tools & Services .............................. 1,837,398 197,150 — 2,034,548
Machinery ............................................ 2,622,324 306,377 — 2,928,701
Marine .............................................. — 127,148 — 127,148
Media ............................................... 881,629 123,779 — 1,005,408
Metals & Mining ........................................ — 574,498 — 574,498
Multiline Retail ......................................... 1,543,094 159,504 — 1,702,598
Multi-Utilities .......................................... 1,595,779 374,258 — 1,970,037
Oil, Gas & Consumable Fuels ............................... 1,835,047 1,374,460 — 3,209,507
Personal Products ...................................... 267,573 740,662 — 1,008,235
Pharmaceuticals ....................................... 5,554,331 2,941,843 — 8,496,174
Professional Services .................................... 50,419 322,614 — 373,033
Real Estate Management & Development ....................... 77,029 444,442 — 521,471
Road & Rail ........................................... 801,260 297,863 — 1,099,123
Semiconductors & Semiconductor Equipment .................... 4,796,571 974,722 — 5,771,293
Software ............................................. 7,117,004 557,602 — 7,674,606
Specialty Retail ........................................ 3,008,927 154,724 — 3,163,651
Technology Hardware, Storage & Peripherals .................... 6,188,128 183,969 — 6,372,097
Textiles, Apparel & Luxury Goods ............................ 479,202 662,503 — 1,141,705
Tobacco ............................................. 394,957 350,481 — 745,438
Trading Companies & Distributors ............................ — 263,919 — 263,919
Transportation Infrastructure ............................... — 114,095 — 114,095
Water Utilities ......................................... 264,107 164,417 — 428,524
Corporate Bonds ........................................ — 26,836 — 26,836
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 205,787 — 205,787
Warrants .............................................. 15,531 — — 15,531
Short-Term Securities
Money Market Funds ...................................... 9,886,510 — — 9,886,510
U.S. Treasury Obligations ................................... — 11,308,797 — 11,308,797
$ 94,542,267 $ 39,255,435 $ — $ 133,797,702
Investments Valued at NAV
(a)
..................................... 1,727,700
$ —
$ 135,525,402
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 14,963,192 $ 3,279,540 $ — $ 18,242,732
Foreign currency exchange contracts ............................ — 836,982 — 836,982
Interest rate contracts ....................................... 1,669,447 2,586,039 — 4,255,486
Liabilities
Equity contracts ........................................... (668,892) (6,074,265) — (6,743,157)
Foreign currency exchange contracts ............................ — (366,156) — (366,156)
Interest rate contracts ....................................... (312,432) (3,088,477) — (3,400,909)
$ 15,651,315 $ (2,826,337) $ — $ 12,824,978
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.